CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating activities
Net earnings (loss)	$ (2,674)	$ (16,853)	$ 55,038
Items not requiring (providing) cash
Amortization	20,216	23,517	28,296
Stock-based compensation (note 12(a))	8,942	9,404	9,347
Gain on sale of AirCard business (note 6)	0	0	(94,078)
Deferred income taxes	(2,841)	771	16,339
Loss (gain) on disposal of property and equipment	92	21	(10)
Fair value adjustment of contingent consideration	(761)	0	0
Impairment	0	3,756	0
Impairment of assets related to discontinued operations	0	0	1,012
Other	6,115	6,764	(2,687)
Changes in non-cash working capital
Accounts receivable	(8,437)	(5,180)	10,897
Inventories	(16,262)	(8,949)	11,908
Prepaid expenses and other	(5,748)	25,421	(7,254)
Accounts payable and accrued liabilities	16,342	10,538	(13,139)
Deferred revenue and credits	(451)	(510)	1,147
Cash flows provided by operating activities	14,533	48,700	16,816
Investing activities
Acquisition of M2M business of AnyDATA (note 5(a))	0	0	(5,196)
Acquisition of In Motion Technology, net of cash acquired (note 5(b))	0	(23,853)	0
Acquisition of Wireless Maingate AB, net of cash acquired (note 5(c))	(88,449)	0	0
Acquisition of Accel Networks LLC (note 5(d))	(9,471)	0	0
Acquisition of MobiquiThings SAS, net of cash acquired (note 5(e))	(14,975)	0	0
Additions to property and equipment	(14,003)	(9,078)	(11,359)
Proceeds from sale of property & equipment	5	130	32
Increase in intangible assets	(1,076)	(1,751)	(2,211)
Proceeds from sale of AirCard Business (note 6)	0	13,800	119,958
Net change in short-term investments	0	2,470	(2,470)
Increase in other assets	0	(4,054)	0
Cash flows provided by (used in) investing activities	(127,969)	(22,336)	98,754
Financing activities
Issuance of common shares, net of share issue costs	3,837	6,404	8,106
Repurchase of common shares for cancellation (note 23)	0	0	(5,772)
Purchase of treasury shares for RSU distribution	(6,584)	(5,955)	(3,433)
Taxes paid related to net settlement of equity awards	(2,344)	(1,403)	(408)
Excess tax benefits from equity awards	2,270	1,376	1,458
Decrease in other long-term obligations	(226)	(400)	(876)
Cash flows provided by (used in) financing activities	(3,047)	22	(925)
Effect of foreign exchange rate changes on cash and cash equivalents	3,357	3,260	(875)
Cash and cash equivalents, increase (decrease) in the year	(113,126)	29,646	113,770
Cash and cash equivalents, beginning of year	207,062	177,416	63,646
Cash and cash equivalents, end of year	93,936	207,062	177,416
Supplemental disclosures:
Net income taxes paid	3,093	3,763	5,746
Interest paid	137	63	130
Non-cash purchase of property and equipment (funded by obligation under capital lease)	$ 237	$ 296	$ 243